Related Party Transactions - Schedule of Related Party Costs and Expenses (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2016
KOAS [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%
KOAS UK [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%